(33) FINANCIAL INSTRUMENTS (Details 7) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 28,703,212
Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,887,933
1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,265,103
3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,320,715
1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,752,270
4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,173,402
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,303,791
Liquidity Risk [Member] | Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,731,121
Liquidity Risk [Member] | Trade payables [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,368,142
Liquidity Risk [Member] | Trade payables [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,618
Liquidity Risk [Member] | Trade payables [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	325
Liquidity Risk [Member] | Trade payables [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	194,898
Liquidity Risk [Member] | Trade payables [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Trade payables [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	138,138
Liquidity Risk [Member] | Borrowings - principal and interest [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,285,440
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	204,626
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	686,531
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,235,355
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,630,763
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,762,770
Liquidity Risk [Member] | Borrowings - principal and interest [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,765,395
Liquidity Risk [Member] | Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35,962
Liquidity Risk [Member] | Derivatives [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Derivatives [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	32
Liquidity Risk [Member] | Derivatives [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,908
Liquidity Risk [Member] | Derivatives [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,695
Liquidity Risk [Member] | Derivatives [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,327
Liquidity Risk [Member] | Derivatives [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Debentures - principal and interest [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,958,978
Liquidity Risk [Member] | Debentures - principal and interest [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81,852
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	450,576
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,009,204
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,871,723
Liquidity Risk [Member] | Debentures - principal and interest [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,349,058
Liquidity Risk [Member] | Debentures - principal and interest [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,196,565
Liquidity Risk [Member] | Regulatory charges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	150,656
Liquidity Risk [Member] | Regulatory charges [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	149,159
Liquidity Risk [Member] | Regulatory charges [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,497
Liquidity Risk [Member] | Regulatory charges [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Regulatory charges [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Regulatory charges [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Regulatory charges [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Use of public asset [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	252,905
Liquidity Risk [Member] | Use of public asset [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	782
Liquidity Risk [Member] | Use of public asset [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,435
Liquidity Risk [Member] | Use of public asset [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,715
Liquidity Risk [Member] | Use of public asset [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	36,137
Liquidity Risk [Member] | Use of public asset [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	48,193
Liquidity Risk [Member] | Use of public asset [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	147,643
Liquidity Risk [Member] | Others [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	288,150
Liquidity Risk [Member] | Others [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	83,372
Liquidity Risk [Member] | Others [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	92,414
Liquidity Risk [Member] | Others [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	50,208
Liquidity Risk [Member] | Others [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,054
Liquidity Risk [Member] | Others [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,054
Liquidity Risk [Member] | Others [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	56,050
Liquidity Risk [Member] | Consumers and concessionaires [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	141,443
Liquidity Risk [Member] | Consumers and concessionaires [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43,022
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	42,992
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,598
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Consumers and concessionaires [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Consumers and concessionaires [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	47,831
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,052
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,336
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,682
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | EPE / FNDCT / PROCEL [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85,018
Liquidity Risk [Member] | Collections agreement [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,188
Liquidity Risk [Member] | Collections agreement [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	44,831
Liquidity Risk [Member] | Collections agreement [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Collections agreement [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Reversal fund [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,039
Liquidity Risk [Member] | Reversal fund [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	127
Liquidity Risk [Member] | Reversal fund [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	255
Liquidity Risk [Member] | Reversal fund [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,330
Liquidity Risk [Member] | Reversal fund [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,054
Liquidity Risk [Member] | Reversal fund [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,054
Liquidity Risk [Member] | Reversal fund [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,219
Liquidity Risk [Member] | Business combination [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,598
Liquidity Risk [Member] | Business combination [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Business combination [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Business combination [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,598
Liquidity Risk [Member] | Business combination [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Business combination [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Liquidity Risk [Member] | Business combination [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 0